Revenue - Alliance revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue
Alliance Revenue	$ 1,428	$ 755	$ 388
Enhertu
Revenue
Alliance Revenue	1,022	523	197
Tezspire
Revenue
Alliance Revenue	259	79
Beyfortus
Revenue
Alliance Revenue	57
Vaxzevria, royalties
Revenue
Alliance Revenue		76	64
Other royalty income
Revenue
Alliance Revenue	81	68	70
Other Alliance Revenue
Revenue
Alliance Revenue	$ 9	$ 9	$ 57